Franchise arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Franchise Arrangements [Abstract]
Schedule of revenues from franchised restaurants
Revenues from franchised restaurants for fiscal years 2020, 2019 and 2018 consisted of:

	2020	2019	2018
Rent (i)	$89,123	$145,860	$148,094
Initial fees (ii) (iii)	203	287	195
Royalty fees (iv)	275	643	673
Total	$89,601	$146,790	$148,962

(i)Includes rental income of own buildings and subleases. As of December 31, 2020 and 2019 the subleases rental income amounted to $74,723 and $114,459, respectively.
(ii)Presented net of initial fees owed to McDonald’s Corporation for $493, $1,456 and $1,323 in 2020, 2019 and 2018, respectively.
(iii)On January 1, 2018, the Company adopted ASC 606 “Revenue Recognition - Revenue from Contracts with Customers”. As such, initial franchise fees received are deferred over the term of the franchise agreement. See Note 3 Revenue Recognition, for details.
(iv)Presented net of royalties fees owed to McDonald’s Corporation for $36,554, $57,709 and $57,733 in 2020, 2019 and 2018, respectively. As a consequence of the negative impacts of the spread of COVID-19 in the operations, McDonald’s granted a deferral of all the royalties payments due to sales in March, April, May, June and July 2020 until the first half of 2021.

Schedule of future minimum rental payments for operating leases
At December 31, 2020, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2021	$3,312	$47,661	$50,973
2022	2,648	42,458	45,106
2023	2,413	36,985	39,398
2024	2,321	31,915	34,236
2025	2,315	28,547	30,862
Thereafter	9,754	135,349	145,103
Total	$22,763	$322,915	$345,678